Bank Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Bank Notes Payable [Abstract]
Schedule of bank notes payable

December 31, 2016
ICBC, due various dates from January 12, 2017 to June 29, 2017	$1,564,479
CMBC, due April8, 2017 and April 24, 2017	345,584
ABC, due various dates from March 28, 2017 to April 28, 2017	283,315
CITIC, due various dates from February 5, 2017 to June 27, 2017	363,390
Total	$2,556,768

December 31, 2015
ICBC, due various dates from January 17, 2016 to June 23, 2016	$2,409,055
CITIC, due various dates from January 28, 2016 to June 29, 2016	430,728
Total	$2,839,783